Condensed Consolidated Statements of Comprehensive Income (Q1) (Unaudited) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 6,328	$ 31,797	$ 55,565	$ 44,746	$ 20,557	$ 10,377	$ 47,360	$ 25,839	$ 10,861	$ 152,665	$ 94,437	$ 138,080
Other comprehensive (loss) income, net of tax
Postretirement benefits gain (loss), net of tax expense (benefit)	414				(135)					(19,299)	5,296	(4,421)
Total other comprehensive (loss) income, net of tax	414				(135)					(19,299)	5,296	(4,421)
Comprehensive income, net of tax	$ 6,742				$ 20,422					$ 133,366	$ 99,733	$ 133,659